UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07876

Templeton China World Fund

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500

Date of fiscal year end:   8/31

Date of reporting period:  05/31/15_

Item 1. Schedule of Investments.

Templeton China World Fund

Statement of Investments, May 31, 2015 (unaudited)

	Country	Shares	Value
Common Stocks 98.4%
Automobiles 7.7%
Chongqing Changan Automobile Co. Ltd., B	China	3,255,357	$8,674,178
Dongfeng Motor Group Co. Ltd., H	China	13,785,478	22,473,376
Great Wall Motor Co. Ltd., H	China	144,845	931,254
Guangzhou Automobile Group Co. Ltd., H	China	1,476,493	1,511,998
Jiangling Motors Corp. Ltd., B	China	3,463,745	16,975,748
			50,566,554
Banks 13.0%
Bank of China Ltd., H	China	25,255,600	16,742,497
BOC Hong Kong (Holdings) Ltd.	Hong Kong	4,265,000	17,574,756
China Construction Bank Corp., H	China	34,814,926	34,754,084
Industrial and Commercial Bank of China Ltd., H	China	18,910,725	16,463,090
			85,534,427
Beverages 1.0%
Yantai Changyu Pioneer Wine Co. Ltd., B	China	1,404,299	6,556,432
Chemicals 0.1%
Green Seal Holding Ltd.	Taiwan	170,000	783,080
Construction Materials 5.5%
[a]Anhui Conch Cement Co. Ltd., H	China	912,000	3,822,765
Asia Cement China Holdings Corp.	China	12,893,271	6,718,060
BBMG Corp., H	China	4,452,500	4,955,804
China National Building Material Co. Ltd., H	China	13,900,000	14,825,854
Huaxin Cement Co. Ltd., B	China	3,919,226	5,432,047
			35,754,530
Distributors 1.5%
Dah Chong Hong Holdings Ltd.	China	16,169,563	9,655,587
Diversified Telecommunication Services 0.6%
China Unicom (Hong Kong) Ltd.	China	2,400,168	4,055,201
Electric Utilities 2.5%
Cheung Kong Infrastructure Holdings Ltd.	Hong Kong	1,952,548	16,104,293
Electronic Equipment, Instruments & Components 1.9%
Simplo Technology Co. Ltd.	Taiwan	1,609,948	7,389,874
Synnex Technology International Corp.	Taiwan	3,549,094	5,244,144
			12,634,018
Energy Equipment & Services 0.0%†
Anhui Tianda Oil Pipe Co. Ltd., H	China	1,083,000	250,023
Food & Staples Retailing 10.8%
Beijing Jingkelong Co. Ltd., H	China	4,271,471	1,432,353
Dairy Farm International Holdings Ltd.	Hong Kong	6,431,276	59,296,365
President Chain Store Corp.	Taiwan	1,450,059	10,442,570
			71,171,288
Food Products 3.1%
[b]China Foods Ltd.	China	5,412,000	4,188,017
Tingyi (Cayman Islands) Holding Corp.	China	1,370,000	2,908,371
Uni-President China Holdings Ltd.	China	10,793,880	10,858,544
Uni-President Enterprises Corp.	Taiwan	1,420,572	2,520,689
			20,475,621
Gas Utilities 1.7%
ENN Energy Holdings Ltd.	China	1,671,300	11,122,528
Health Care Providers & Services 0.9%
Shanghai Pharmaceuticals Holding Co. Ltd., H	China	1,822,200	6,086,887

Quarterly Statement of Investments | See Notes to Statement of Investments.

Templeton China World Fund
Statement of Investments, May 31, 2015 (unaudited) (continued)

Hotels, Restaurants & Leisure 0.2%
SJM Holdings Ltd.	Hong Kong	814,000	1,041,443
Independent Power & Renewable Electricity Producers 0.3%
Huaneng Renewables Corp. Ltd., H	China	4,696,000	2,168,256
Industrial Conglomerates 3.1%
CK Hutchison Holdings Ltd.	Hong Kong	278,690	4,334,791
Hopewell Holdings Ltd.	Hong Kong	3,596,500	14,031,524
Shanghai Industrial Holdings Ltd.	China	538,253	2,072,193
			20,438,508
Insurance 2.6%
AIA Group Ltd.	Hong Kong	2,604,300	17,113,333
Internet & Catalog Retail 0.3%
[b]JD.com Inc., ADR	China	60,042	2,022,215
Internet Software & Services 5.1%
[b]Baidu Inc., ADR	China	56,765	11,205,411
[b]Sohu.com Inc.	China	56,567	3,602,186
Tencent Holdings Ltd.	China	932,700	18,777,782
			33,585,379
IT Services 1.2%
Travelsky Technology Ltd., H	China	4,695,941	8,055,151
Machinery 0.6%
[a]Zoomlion Heavy Industry Science and Technology Development Co. Ltd., H	China	5,026,220	3,850,591
Marine 2.1%
[b]China Shipping Container Lines Co. Ltd., H	China	7,034,000	3,202,407
[b]China Shipping Development Co. Ltd., H	China	9,938,000	7,857,038
Sinotrans Shipping Ltd.	China	11,570,000	2,909,828
			13,969,273
Media 0.2%
[b]Poly Culture Group Corp. Ltd., H	China	250,700	1,065,391
Oil, Gas & Consumable Fuels 11.4%
China Petroleum and Chemical Corp., H	China	44,517,413	39,214,803
China Shenhua Energy Co. Ltd., H	China	473,000	1,160,302
CNOOC Ltd.	China	11,026,000	17,235,346
PetroChina Co. Ltd., H	China	14,392,403	17,040,228
			74,650,679
Paper & Forest Products 2.7%
Nine Dragons Paper Holdings Ltd.	China	19,218,000	17,746,823
Pharmaceuticals 0.6%
Tong Ren Tang Technologies Co. Ltd., H	China	2,299,700	4,182,055
Real Estate Management & Development 0.3%
[b,c]Cheung Kong Property Holdings Ltd.	Hong Kong	323,690	1,911,802
Semiconductors & Semiconductor Equipment 8.0%
[b]GCL-Poly Energy Holdings Ltd.	China	12,955,000	3,458,654
Taiwan Semiconductor Manufacturing Co. Ltd.	Taiwan	10,372,330	49,124,475
			52,583,129
Textiles, Apparel & Luxury Goods 2.7%
Anta Sports Products Ltd.	China	7,689,355	17,791,467
Transportation Infrastructure 2.5%
COSCO Pacific Ltd.	China	7,542,012	10,797,162

Templeton China World Fund
Statement of Investments, May 31, 2015 (unaudited) (continued)
Sichuan Expressway Co. Ltd., H	China	10,682,000	5,510,766
			16,307,928
Wireless Telecommunication Services 4.2%
China Mobile Ltd.	China	2,068,270	27,315,339
Total Common Stocks (Cost $319,890,866)			646,549,231
Short Term Investments 2.0%
Money Market Funds (Cost $11,636,247) 1.8%
[b,d]Institutional Fiduciary Trust Money Market Portfolio	United States	11,636,247	11,636,247
Investments from Cash Collateral Received for Loaned Securities (Cost
$1,702,550) 0.2%
Money Market Funds 0.2%
[b,d]Institutional Fiduciary Trust Money Market Portfolio	United States	1,702,550	1,702,550
Total Investments (Cost $333,229,663) 100.4%			659,888,028
Other Assets, less Liabilities (0.4)%			(2,825,897)
Net Assets 100.0%			$657,062,131

†Rounds to less than 0.1% of net assets.
aA portion or all of the security is on loan at May 31, 2015.
bNon-income producing.
cSecurity has been deemed illiquid because it may not be able to be sold within seven days.
dInstitutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.

ABBREVIATIONS

Selected Portfolio

ADR	-	American Depositary Receipt

Templeton China World Fund

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Templeton China World Fund (Fund) is registered under the Investment Company Act of 1940, as an open-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles.

2. FINANCIAL INSTRUMENT VALUATION

The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of the NYSE close, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing NAV.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily NYSE close. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

3. INCOME TAXES

At May 31, 2015, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$335,194,374

Unrealized appreciation	$340,820,107
Unrealized depreciation	(16,126,453)
Net unrealized appreciation (depreciation)	$324,693,654

4. CONCENTRATION OF RISK

Investing in securities of "China companies" may include certain risks and considerations not typically associated with investing in U.S. securities. In general, China companies are those that are organized under the laws of, or with a principal office or principal trading market in, the People's Republic of China, Hong Kong, or Taiwan. Such risks include fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, these securities may not be as liquid as U.S. securities.

5. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of May 31, 2015, in valuing the Fund’s assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Equity Investments:
Real Estate Management & Development	$-	$-	$1,911,802	$1,911,802
All Other Equity Investments[a]	644,637,429	-	-	644,637,429
Short Term Investments	13,338,797	-	-	13,338,797
Total Investments in Securities	$657,976,226	$-	$1,911,802	$659,888,028

[a]For detailed categories, see the accompanying Statement of Investments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period.

6. NEW ACCOUNTING PRONOUNCEMENTS

In June 2014, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2014-11, Transfers and Servicing (Topic 860), Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The ASU changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The ASU is effective for interim and annual reporting periods beginning after December 15, 2014. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

7. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton China World Fund

By /s/ LAURA F. FERGERSON________

      Laura F. Fergerson

      Chief Executive Officer –

 Finance and Administration

Date  July 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ LAURA F. FERGERSON________

      Laura F. Fergerson

      Chief Executive Officer –

 Finance and Administration

Date  July 27, 2015

By /s/MARK H. OTANI______________

      Mark H. Otani

Chief Financial Officer and

 Chief Accounting Officer

Date  July 27, 2015